Pay vs Performance Disclosure	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2025, 2024, 2023, 2022 and 2021. The table below contains information about the relationship between compensation actually paid, as computed in accordance with SEC rules, to our CEO and non-PEO NEOs as a group, and our financial performance for the five years 2021 – 2025. The cumulative Total Stockholder Return depicts a hypothetical $100 investment in our Common Stock on December 31, 2020, and shows the value of that investment over time for each calendar year. A hypothetical $100 investment in NASDAQ Stocks (SIC 3840-3849 US Companies Surgical, Medical, and Dental Instruments and Supplies) using the same methodology is shown for comparison. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown.

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Total for Ms. Aronson	Compensation Actually Paid to Ms. Aronson	Summary Compensation Total for Mr. Lampropoulos	Compensation Actually Paid to Mr. Lampropoulos	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (loss) ($ in thousands)	Non-GAAP Operating Margin (%)
(a)	(b)(1)	(c)(1)(2)	(b)(1)	(c)(1)(2)	(d)(3)	(e)(2)(3)	(f)	(g)(4)	(h)(5)	(i)(6)
2025	6,728,320	7,067,009	13,755,143	9,877,272	4,177,075	2,640,640	158.70	100.10	128,489	20.3%
2024	—	—	10,381,624	16,384,953	3,198,132	5,427,843	174.17	98.74	120,357	19.0%
2023	—	—	10,052,664	9,799,372	2,740,977	2,715,268	136.81	85.77	94,411	17.2%
2022	—	—	8,128,833	12,087,645	2,091,141	2,009,224	127.20	80.42	74,516	15.5%
2021	—	—	7,537,100	10,691,399	1,678,125	2,266,274	112.23	114.90	48,454	14.4%
(1)	For 2025, Ms. Aronson and Mr. Lampropoulos were PEOs. From 2021 to 2024, Mr. Lampropoulos was the PEO.
(2)

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under the applicable SEC rules. The following table details these adjustments for 2025:

	Ms. Aronson	Mr. Lampropoulos	Non-PEO NEOs
Summary Compensation Table Total	6,728,320	13,755,143	4,177,075
Subtract Grant Date Fair Value of Stock Awards Granted	(6,226,935)	(9,313,606)	(3,044,849)
Add Fair Value at Year-End of Stock Awards Granted	6,565,624	7,271,329	2,232,996
Subtract Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	—	(2,036,392)	(746,999)
Add Change in Value of Stock Awards Vested in the Current Year	—	200,798	22,417
Compensation Actually Paid	7,067,009	9,877,272	2,640,640

(3)

For 2025, Messrs. Parra, Peterson, Lloyd, and Voigt were the Non-PEO NEOs. For 2024 and 2023, Messrs. Parra, Peterson and Lloyd and Joseph C. Wright, our former President, were the Non-PEO NEOs. For 2022, Messrs. Parra, Peterson, Lloyd, Wright and Frost were the Non-PEO NEOs. For 2021, Messrs. Parra, Frost, Lloyd and Wright were the Non-PEO NEOs.

(4)

Peer Group Total Shareholder return is based on NASDAQ Stocks (SIC 3840-3849 US Companies Surgical, Medical, and Dental Instruments and Supplies) (the NASDAQ Peer Group). The NASDAQ Peer Group is the peer group used by the Company for the purposes of item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025. The companies included in the NASDAQ Peer Group are set forth on Appendix A attached hereto. The NASDAQ Peer Group was prepared by Zacks Investment Research, Inc. and is used with permission. All rights reserved. Copyright 1980-2026. Index Data: Copyright NASDAQ OMX, Inc.

(5)	This column represents our net earnings (in thousands) as reported in conformance with GAAP.
(6)

The Company Selected Measure is Non-GAAP Operating Margin. Non-GAAP operating income is calculated by adjusting GAAP operating income for certain items which are deemed by the Company’s management to be outside of core operations and vary in amount and frequency among periods, such as expenses related to acquisitions or other extraordinary transactions, non-cash expenses related to amortization or write-off of previously acquired tangible and intangible assets, performance-based stock compensation expenses, certain employee termination benefits, expenses resulting from non-ordinary course litigation or administrative proceedings and resulting settlements, governmental proceedings, and changes in governmental or industry regulations, as well as other items. Non-GAAP operating margin is calculated by dividing non-GAAP operating income by reported net sales. A reconciliation of non-GAAP financial measures used in this Proxy Statement to their most directly comparable GAAP financial measures is included under the heading “Non-GAAP Financial Measures” below. The Company selected this measure because it is a principal metric upon which our Continued Growth Initiatives Program is based, and a key metric considered by the Compensation Committee in making its determinations regarding compensation of our PEO and Non-PEO NEOs.

Company Selected Measure Name		Non-GAAP Operating Margin
Named Executive Officers, Footnote
(1)	For 2025, Ms. Aronson and Mr. Lampropoulos were PEOs. From 2021 to 2024, Mr. Lampropoulos was the PEO.
(3)

For 2025, Messrs. Parra, Peterson, Lloyd, and Voigt were the Non-PEO NEOs. For 2024 and 2023, Messrs. Parra, Peterson and Lloyd and Joseph C. Wright, our former President, were the Non-PEO NEOs. For 2022, Messrs. Parra, Peterson, Lloyd, Wright and Frost were the Non-PEO NEOs. For 2021, Messrs. Parra, Frost, Lloyd and Wright were the Non-PEO NEOs.

Peer Group Issuers, Footnote
(4)

Peer Group Total Shareholder return is based on NASDAQ Stocks (SIC 3840-3849 US Companies Surgical, Medical, and Dental Instruments and Supplies) (the NASDAQ Peer Group). The NASDAQ Peer Group is the peer group used by the Company for the purposes of item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025. The companies included in the NASDAQ Peer Group are set forth on Appendix A attached hereto. The NASDAQ Peer Group was prepared by Zacks Investment Research, Inc. and is used with permission. All rights reserved. Copyright 1980-2026. Index Data: Copyright NASDAQ OMX, Inc.

Adjustment To PEO Compensation, Footnote
(2)

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under the applicable SEC rules. The following table details these adjustments for 2025:

	Ms. Aronson	Mr. Lampropoulos	Non-PEO NEOs
Summary Compensation Table Total	6,728,320	13,755,143	4,177,075
Subtract Grant Date Fair Value of Stock Awards Granted	(6,226,935)	(9,313,606)	(3,044,849)
Add Fair Value at Year-End of Stock Awards Granted	6,565,624	7,271,329	2,232,996
Subtract Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	—	(2,036,392)	(746,999)
Add Change in Value of Stock Awards Vested in the Current Year	—	200,798	22,417
Compensation Actually Paid	7,067,009	9,877,272	2,640,640

Non-PEO NEO Average Total Compensation Amount		$ 4,177,075	$ 3,198,132	$ 2,740,977	$ 2,091,141	$ 1,678,125
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,640,640	5,427,843	2,715,268	2,009,224	2,266,274
Adjustment to Non-PEO NEO Compensation Footnote
(2)

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under the applicable SEC rules. The following table details these adjustments for 2025:

	Ms. Aronson	Mr. Lampropoulos	Non-PEO NEOs
Summary Compensation Table Total	6,728,320	13,755,143	4,177,075
Subtract Grant Date Fair Value of Stock Awards Granted	(6,226,935)	(9,313,606)	(3,044,849)
Add Fair Value at Year-End of Stock Awards Granted	6,565,624	7,271,329	2,232,996
Subtract Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	—	(2,036,392)	(746,999)
Add Change in Value of Stock Awards Vested in the Current Year	—	200,798	22,417
Compensation Actually Paid	7,067,009	9,877,272	2,640,640

Compensation Actually Paid vs. Total Shareholder Return

(1)	TSR represents the value of a $100 investment in our Common Stock, assuming reinvestment of dividends, as measured at each fiscal year end.
(2)	Peer group used to determine total shareholder return values was NASDAQ Stocks (SIC 3840-3849 US Companies Surgical, Medical, and Dental Instruments and Supplies).

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

(1)	TSR represents the value of a $100 investment in our Common Stock, assuming reinvestment of dividends, as measured at each fiscal year end.
(2)	Peer group used to determine total shareholder return values was NASDAQ Stocks (SIC 3840-3849 US Companies Surgical, Medical, and Dental Instruments and Supplies).

Tabular List, Table

The following table identifies the five most important financial and strategic measures used by our Compensation Committee to link the “compensation actually paid” (CAP) to our NEOs in 2025, as calculated in accordance with Item 402(v) of Regulation S-K, to company performance. For a discussion regarding the manner in which these financial performance measures are tied to the compensation of our NEOs, refer to the section above entitled “Compensation Discussion and Analysis.”

Most Important Performance Measures
Net Sales
Total Shareholder Return and Peer Group Total Shareholder Return
Non-GAAP Operating margin
Non-GAAP Earnings per share
Non-GAAP Adjusted Free Cash Flow

For the year ended December 31, 2025, the most important financial measures we identified linking our CAP to our NEOs to the Company performance are net sales, total shareholder return, non-GAAP operating margin, non-GAAP EPS and adjusted free cash flow.

Total Shareholder Return Amount		$ 158.7	174.17	136.81	127.2	112.23
Peer Group Total Shareholder Return Amount		100.1	98.74	85.77	80.42	114.9
Net Income (Loss)		$ 128,489,000	$ 120,357,000	$ 94,411,000	$ 74,516,000	$ 48,454,000
Company Selected Measure Amount		20.3	19	17.2	15.5	14.4
PEO Name	Ms. Aronson	Mr. Lampropoulos
Measure:: 1
Pay vs Performance Disclosure
Name		Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name		Total Shareholder Return and Peer Group Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name		Non-GAAP Operating margin
Non-GAAP Measure Description
(6)

The Company Selected Measure is Non-GAAP Operating Margin. Non-GAAP operating income is calculated by adjusting GAAP operating income for certain items which are deemed by the Company’s management to be outside of core operations and vary in amount and frequency among periods, such as expenses related to acquisitions or other extraordinary transactions, non-cash expenses related to amortization or write-off of previously acquired tangible and intangible assets, performance-based stock compensation expenses, certain employee termination benefits, expenses resulting from non-ordinary course litigation or administrative proceedings and resulting settlements, governmental proceedings, and changes in governmental or industry regulations, as well as other items. Non-GAAP operating margin is calculated by dividing non-GAAP operating income by reported net sales. A reconciliation of non-GAAP financial measures used in this Proxy Statement to their most directly comparable GAAP financial measures is included under the heading “Non-GAAP Financial Measures” below. The Company selected this measure because it is a principal metric upon which our Continued Growth Initiatives Program is based, and a key metric considered by the Compensation Committee in making its determinations regarding compensation of our PEO and Non-PEO NEOs.

Measure:: 4
Pay vs Performance Disclosure
Name		Non-GAAP Earnings per share
Measure:: 5
Pay vs Performance Disclosure
Name		Non-GAAP Adjusted Free Cash Flow
Fred P. Lampropoulos
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 13,755,143	$ 10,381,624	$ 10,052,664	$ 8,128,833	$ 7,537,100
PEO Actually Paid Compensation Amount		9,877,272	$ 16,384,953	$ 9,799,372	$ 12,087,645	$ 10,691,399
Martha G. Aronson
Pay vs Performance Disclosure
PEO Total Compensation Amount		6,728,320
PEO Actually Paid Compensation Amount		7,067,009
PEO | Fred P. Lampropoulos | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,313,606)
PEO | Fred P. Lampropoulos | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,271,329
PEO | Fred P. Lampropoulos | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,036,392)
PEO | Fred P. Lampropoulos | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		200,798
PEO | Martha G. Aronson | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,226,935)
PEO | Martha G. Aronson | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,565,624
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,044,849)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,232,996
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(746,999)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 22,417